RULE 497(J) CERTIFICATION

Date: February 1, 1999

     Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Berger Investment
Portfolio Trust (the "Trust"), on behalf of its series known as the Berger Small Company Growth Fund, the Berger
New Generation Fund, the Berger Balanced Fund, the Berger
Select Fund, the Berger Mid Cap Growth Fund and the
Berger Mid Cap Value Fund (the "Funds"), hereby certifies that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 19 to the Trust's Registration
     Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Funds; and

     (2) the text of Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 25, 1999.


                    BERGER INVESTMENT PORTFOLIO TRUST



                    By:/s/ Brian Ferrie
                      Title: Brian Ferrie, Vice President